Background (Details) $ in Millions, $ in Millions				1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Feb. 16, 2021 USD ($)	Jan. 27, 2021 CAD ($)	Jan. 20, 2021 USD ($) vehicle payment	Nov. 30, 2020 USD ($)	Mar. 31, 2021 USD ($) lease vehicle claim	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) vehicle	Dec. 31, 2020 USD ($) lease vehicle claim	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Apr. 15, 2021 USD ($)	Mar. 31, 2021 EUR (€)	Jan. 28, 2021 CAD ($)	Jan. 13, 2021 CAD ($)	Nov. 24, 2020 USD ($)	Oct. 29, 2020 USD ($)	Oct. 15, 2020 USD ($)	Jul. 24, 2020 USD ($) employee	Feb. 29, 2020 USD ($)
Debt Instrument
Outstanding principal							$ 2,700.0	$ 2,700.0	$ 2,700.0										$ 200.0
Number of proofs of claims filed, amount					$ 104,900.0			$ 104,500.0
Net proceeds from repayment or recovery, percent					15.00%			15.00%
Number of proofs of claims filed | claim					15,000			14,600
Financing arrangement, liquidity comprised of debt and cash					$ 1,700.0
Remaining capacity					$ 4,798.0		$ 5,997.0	$ 5,997.0
Number of vehicles required to be disposed of under bankruptcy court order | vehicle			157,262				182,521	182,521
Minimum cumulative vehicle disposition proceeds amount			$ 2,000.0
Payments under bankruptcy court order for operating lease			$ 756.0															$ 650.0
Number of payments under bankruptcy court order for operating lease			9															6
Monthly payments under bankruptcy court order for operating lease			$ 84.0				$ 108.0
Number of vehicles disposed under bankruptcy court order, actual | vehicle							198,000
Off airport leases rejected | lease					278			359
Airport leases rejected | lease					26			66
Subsequent Event
Debt Instrument
Number of vehicles required to be disposed of under bankruptcy court order | vehicle			157,262
Minimum cumulative vehicle disposition proceeds amount			$ 2,000.0
Payments under bankruptcy court order for operating lease			$ 756.0
Number of payments under bankruptcy court order for operating lease | payment			9
Monthly payments under bankruptcy court order for operating lease			$ 84.0
DIP Credit Agreement
Debt Instrument
Proceeds from issuance of vehicle debt				$ 250.0
Liquidity maintenance test					$ 275.0		$ 275.0	$ 275.0
Non-vehicle
Debt Instrument
Outstanding principal					740.0		243.0	243.0	3,721.0
Proceeds from issuance of vehicle debt					$ 560.0	$ 1,440.0		1,812.0	3,016.0	$ 557.0
Number of vehicles required to be disposed of under bankruptcy court order | vehicle			113,381
Number of vehicles disposed under bankruptcy court order, actual | vehicle					9,000
Non-vehicle | Subsequent Event
Debt Instrument
Number of vehicles required to be disposed of under bankruptcy court order | vehicle			113,381
Vehicle
Debt Instrument
Proceeds from issuance of vehicle debt					$ 1,096.0	$ 3,661.0		4,546.0	13,013.0	$ 14,009.0
Debt face amount					$ 7,000.0
Number of vehicles required to be disposed of under bankruptcy court order | vehicle			121,510
Number of vehicles disposed under bankruptcy court order, actual | vehicle					14,000
Vehicle | Subsequent Event
Debt Instrument
Number of vehicles required to be disposed of under bankruptcy court order | vehicle			121,510
Proposed Plan
Debt Instrument
Global liquidity					$ 2,200.0
Proceeds from issuance of vehicle debt					3,900.0
Additional equity purchase amount					$ 1,600.0
Debtor reorganization equity percentage					48.20%							48.20%
Number of proofs of claims filed, amount					$ 550.0
Net proceeds from repayment or recovery, percent					100.00%
Warrant term					6 years							6 years
Debtor reorganization common stock percentage					4.00%							4.00%
Reorganization value					$ 6,100.0
Proposed Plan | Non-vehicle
Debt Instrument
Outstanding principal					1,300.0
Senior Term Loan Facility | Subsequent Event
Debt Instrument
Debt face amount											$ 1,300.0
Senior Term Loan Facility | Subsequent Event | Exit Credit Facilities
Debt Instrument
Debt face amount											1,300.0
European Fleet Notes
Debt Instrument
Outstanding principal					853.0		888.0	888.0	810.0
Debt face amount | €												€ 725,000,000
European Fleet Notes | Vehicle
Debt Instrument
Outstanding principal					853.0		888.0	888.0
Debtor In Possession Credit Agreement
Debt Instrument
DIP credit agreement, amount																	$ 1,650.0
Debtor In Possession Credit Agreement | Subsequent Event
Debt Instrument
Proceeds from issuance of vehicle debt	$ 250.0
Debtor In Possession Credit Agreement | Non-vehicle
Debt Instrument
DIP credit agreement, amount					800.0											$ 800.0
Debtor In Possession Credit Agreement | Vehicle
Debt Instrument
DIP credit agreement, amount							1,100.0	1,100.0						$ 400	$ 1,000.0
Debtor In Possession Credit Agreement | Vehicle | Subsequent Event
Debt Instrument
DIP credit agreement, amount														$ 400
Senior Secured Superpriority Debtor-in-Possession Credit Agreement
Debt Instrument
Remaining capacity					900.0		1,400.0	1,400.0
Unrestricted cash and unrestricted cash equivalents					812.0
Senior Secured Superpriority Debtor-in-Possession Credit Agreement | Non-vehicle
Debt Instrument
Outstanding principal					$ 750.0		$ 250.0	$ 250.0	$ 0.0
Funding LP Series 2021-A | Revolving Credit Facility
Debt Instrument
Aggregate maximum borrowings		$ 350
Proceeds from lines of credit		$ 120
Funding LP Series 2021-A | Revolving Credit Facility | Subsequent Event
Debt Instrument
Aggregate maximum borrowings													$ 350
Line of Credit | Revolving Credit Facility | Subsequent Event
Debt Instrument
Debt face amount											1,500.0
Line of Credit | Revolving Credit Facility | Subsequent Event | Exit Credit Facilities
Debt Instrument
Aggregate maximum borrowings											$ 1,500.0
Supporting Noteholders | Proposed Plan
Debt Instrument
Forbearance agreement, aggregate principal amount of notes, percent					85.00%							85.00%
Plan Sponsors | Proposed Plan
Debt Instrument
Purchase of common stock					$ 565.0
Centerbridge Partners, L.P. and Warburg Pincus LLC | Proposed Plan
Debt Instrument
Purchase of preferred stock					$ 385.0